Vanguard Market Neutral Fund Annual Fund Operating Expenses - Institutional Prospectus [Member] - Vanguard Market Neutral Fund - Institutional Shares	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.75%	[1]
Component2 Other Expenses	0.00%	[2]
Component3 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	1.79%
Expenses (as a percentage of Assets)	1.89%	[3]

[1]	When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to that dividend to the party from which the Fund borrowed the stock and to record the payment of the dividend as an expense.
[2]	In connection with its short sales, the Fund may receive income or be charged a fee on borrowed stock. This income or fee is calculated on a daily basis, based upon the market value of the borrowed stock and a variable rate that is dependent upon the availability of the stock. A net amount of fees is listed as Borrowing Expenses on Securities Sold Short.
[3]	Excluding borrowing and dividend expenses on securities sold short, the Total Annual Fund Operating Expenses are 0.14%.